Assets Classified as Held for Sale and Discontinued Operations (Detail Textuals 1) - CAD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
Impairment loss				$ 176,274
Discontinued operations | Hydrocarbon properties
Disclosure Of Discontinued Operations [Line Items]
Economic interest sold percentage			95.00%	95.00%
Deferred income tax expense recognized				$ 11,987
Net receivable due from the former subsidiaries				11,600
Impairment loss		$ 52,940		148,877
Discontinued operations | Interest in an iron ore mine
Disclosure Of Discontinued Operations [Line Items]
Deferred income tax expense recognized				0
Impairment loss	$ 27,397			$ 27,397